Interest rate benchmark reform (Narrative) (Detail) - USD ($) $ in Billions	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Disclosure Of Maximum Exposure To Interest Rate Benchmark Reform [Line Items]
Increase (decrease) in mortgages linked to CHF LIBOR	$ (2)
Increase (decrease) in mortgages linked to GBP LIBOR	(3)
Increase (decrease) in US securities-based lending	4
Total off-balance sheet irrevocable loan commitments	16	$ 15
Increase (decrease) in carrying amount of non-derivative financial assets and liabilities related to brokerage accounts	(8)
Drawn-down amounts under irrevocable loan commitments	4	4
Committed revocable credit lines outstanding	$ 10	$ 16